Tangible assets - Breakdown by asset class of Tangible assets for own use (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tangible assets for own use
Tangible assets	$ 6,498	$ 5,692
Gross carrying amount
Tangible assets for own use
Tangible assets	13,307	11,614	$ 10,632
Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(6,809)	(5,922)	$ (5,085)
Buildings
Tangible assets for own use
Tangible assets	3,565	3,998
Buildings | Gross carrying amount
Tangible assets for own use
Tangible assets	8,057	7,900
Buildings | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(4,492)	(3,902)
IT equipment and fixtures
Tangible assets for own use
Tangible assets	1,567	954
IT equipment and fixtures | Gross carrying amount
Tangible assets for own use
Tangible assets	2,857	2,036
IT equipment and fixtures | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(1,290)	(1,082)
Furniture and vehicles
Tangible assets for own use
Tangible assets	643	630
Furniture and vehicles | Gross carrying amount
Tangible assets for own use
Tangible assets	1,670	1,568
Furniture and vehicles | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(1,027)	(938)
Others
Tangible assets for own use
Tangible assets	723	110
Others | Gross carrying amount
Tangible assets for own use
Tangible assets	$ 723	$ 110